Offerings	May 20, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	6,816,605
Proposed Maximum Offering Price per Unit	34.44
Maximum Aggregate Offering Price	$ 234,763,876.20
Fee Rate	0.01381%
Amount of Registration Fee	$ 32,420.89
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 (the "Registration Statement") shall also cover any additional shares of the common stock, $0.01 par value per share (the "Common Stock"), of Perdoceo Education Corporation (the "Company"), that may become issuable under the Perdoceo Education Corporation 2026 Long-Term Incentive Plan (the "2026 Plan") and the Perdoceo Education Corporation Amended and Restated 2016 Incentive Compensation Plan (the "2016 Plan") in respect of the securities identified in the table above by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Company's receipt of consideration that increases the number of the outstanding shares of the Common Stock. Amounts registered in row 1 represent shares of Common Stock authorized for future issuance under the 2026 Plan as of the date of this Registration Statement, which include (i) 4,500,000 shares of Common Stock initially reserved for issuance under the 2026 Plan, plus (ii) 1,116,605 shares of Common Stock that may become available under the 2026 Plan upon the expiration, lapse, or forfeiture of awards outstanding under the 2016 Plan, plus (iii) an additional 1,200,000 shares of Common Stock that may become issuable upon the vesting of restricted stock unit awards granted under the 2026 Plan, but that are canceled or forfeited, and returned to the 2026 Plan in the future. To the extent outstanding options under the 2016 Plan are forfeited, expire or lapse unexercised or unsettled, such shares of Common Stock subject to such awards will be available for future issuance under the 2026 Plan. See note (2) below. The proposed maximum offering price per share in row 1 was calculated pursuant to Rules 457(c) and 457(h) under the Securities Act based on the average of the high and low prices per share of the Company's Common Stock as reported on The Nasdaq Global Select Market on May 15, 2026, which was $34.44.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	135,718
Proposed Maximum Offering Price per Unit	13.77
Maximum Aggregate Offering Price	$ 1,868,836.86
Fee Rate	0.01381%
Amount of Registration Fee	$ 258.09
Offering Note	Amounts registered in row 2 represent shares of Common Stock issuable upon the exercise of outstanding options under the 2016 Plan as of the date of this Registration Statement. To the extent outstanding options under the 2016 Plan are forfeited, expire or lapse unexercised or unsettled, such shares of Common Stock subject to such options will be available for future issuance under the 2026 Plan. See note (1) above. The proposed maximum offering price per share in row 2 has been determined pursuant to Rule 457(h) under the Securities Act solely for purposes of calculating the registration fee. The proposed maximum offering price per share is $13.77 per share, which is the weighted-average exercise price of stock option awards outstanding under the 2016 Plan as of the date of the Registration Statement.